Segment Reporting (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total revenues	$ 65,359,560	$ 417,710,470
PRC [Member]
Total revenues	43,685,960	377,553,100
U.S. [Member]
Total revenues	21,673,600	19,220,570
Hong Kong [Member]
Total revenues		$ 20,936,800